Guarantees, Engagements and Charges	12 Months Ended
Dec. 31, 2024
Guarantees, Contingent Liabilities, Engagements And Charges [Abstract]
Guarantees, Engagements and Charges
Note 31 - Guarantees, Engagements and Charges

A.	Engagements

(1)
Gecama wind energy project in Spain –transactions of hedging the electricity price

Gecama wind energy project with a total capacity of approximately 329MW (hereinafter: “the Project”) hedges the electricity prices in a CFD (Contract for Difference) format. For 2024 the Company hedged approximately 64% of its electricity production at a weighted average price of EUR 99.39 MWh. For 2025 the Company hedges approximately 65% of its forecasted electricity production at a weighted average price of EUR 65.25 MWh.

(2)
Picasso wind energy project in Sweden – agreement of hedging the electricity price

In 2024, Picasso wind energy project in Sweden had an additional agreement in place for hedging the price of half of the electricity produced in the project which is not subject to the original PPA.

According to the agreement, for each calculation period during the year, the hedged production quantity is the lower of:

(a)	35% of the project expected production according to a monthly hedge profile as defined in the agreement; or

(b)	50% of metered output as measured at the delivery point.

The agreed hedging price is 33.75 EUR per MWh.

(3)
Pupin wind energy project in Serbia – Acquiring the full rights of the project, initial commercial operation and signing on CFD agreement

During 2023, the Company acquired the full rights in Pupin, a wind energy project in Serbia with a total capacity of 94 MW. On December 10, 2024, the project started initial operation and is expected to reach full commercial operation during the first half of 2025.

On October 2, 2023, the Company announced that following a tender process, it has been awarded a 15-year inflation-linked Contract for Differences for the project. The arrangement will be structured through a CFD mechanism in which the state-owned utility Elektroprivreda Srbije will secure a base rate of EUR 68.88 per MWh for 72% of the project’s output linked to Eurostat's Consumer Price Index. The remainder of the electricity produced will be sold on a merchant basis.

(4)
Raaba ACDC and Tapolca PV projects in Hungary - Commercial operation

In August 2023, Raaba ACDC, a PV project with a total capacity of 26 MW has achieved commercial operation. All the energy generated by the project will be sold under a PPA linked to the consumer price index for 15 years.

On July 31, 2024, Tapolca, a PV project with a total capacity of 60MW has achieved commercial operation. The Tapolca project sells the electricity at merchant prices.

(5)

Series of PV projects integrated with storage in Israel – commercial operation

During the years 2023 and 2024 the Company has commenced full commercial operation of the cluster that includes 12 facilities with a combined solar generation capacity of 254MW and energy storage capacity of 594MWh. The entire output of the cluster will be sold to customers in Israel’s newly deregulated power market through Enlight's supplier division.

(6)
Atrisco PV + Storage project in the United States – commercial operation and tax equity arrangements

Atrisco PV project achieved full commercial operation in October 2024, followed by the Atrisco BESS project in November 2024.

Tax equity partnerships

The Company entered into a partnership agreement for a tax equity arrangement with Bank of America, N.A. relates to the Atrisco PV project and with U.S. Bancorp Community Development Corporation relates to the Atrisco BESS project (together, “Tax Partners”). For additional information regarding the tax equity partnership, please see Note 2(L).

In the latter half of 2024, U.S. Bancorp Community Development Corporation made a capital contribution of USD 213.4 million, and Bank of America, N.A. made an initial capital contribution of USD 198 million and will make additional (“deferred” or “paygo”) capital contributions based on solar energy production and whether the target internal rate of return (“Flip Rate”) has been achieved. These deferred contribution payments from Bank of America, N.A. will continue until the earlier of the Deferred Contribution CAP is reached or the end of the ten-year PTC (Production Tax Credit) period.

The Company has an option to purchase all the Tax Partners’ ownership interest at a specified purchase price upon reaching the Flip Point, subject to conditions as defined in the partnership agreement.

As of December 31, 2024, the Company recognized USD 355.6 million in Deferred income related to tax equity and USD 51.6 million in Other financial liabilities.

(7)
Snowflake PV project in the United States - power purchase agreements

On November 7, 2024, the Company through the American subsidiary Clenera Holdings LLC has signed a new power purchase agreement (“PPA”) with Arizona Public Service (“APS”) for its Snowflake A Project (“Snowflake A” or “the Project”). The busbar fixed price PPA encompasses the Project’s 600 MW of solar generation capacity and 1900 MWh of energy storage availability, and is for a duration of 20 years.

(8)
Roadrunner PV project in the United States – financial closing

Roadrunner consists of 290 MW solar generation and 940 MWh of energy storage capacity. Construction at the 1200-acre site has begun towards the end of 2024, and all procurement contracts have been signed. The Project has a 20-year busbar power purchase agreement covering its entire output with the Arizona Electric Power Cooperative (AEPCO).

On December 23, 2024, the Company  through its subsidiary Clenera Holdings LLC, has entered into a loan agreement with a consortium of four global banks including BNP Paribas Securities Corp, Crédit Agricole, Natixis Commercial and Investment Bank, and Norddeutsche Landesbank Girozentrale (Nord/LB), totaling $550 million, which are expected to convert into a $290 million term loan and $320 million of tax equity funding upon the Project’s COD. The term loan is structured with an amortization tenor of 20-25 years and is to be fully repaid 5 years from the Project’s COD (mini perm). The loans are subject to an all-in interest rate of 5.50%-6.0%.

(9)	Selling of projects

(a)
During 2023, two operated PV projects in Israel, “Dorot” and “Talmei Yafe” with a total capacity of 14MW and 11MW respectively, part of the group “Sunlight”, were sold to its partner for an amount of approximately USD 5.6 million (NIS 20.9 million

(b)	During 2023, PV project in the United Stated with a total capacity of 60MW which was under development, was sold to an American investment fund for a total amount of USD 12.3 million.

(c)
In the second quarter of 2024, the Company sold the Lone Butte project following the execution of an asset purchase agreement with the Gila River Indian Community Utility Authority. The transaction involved the sale of 100% of its member interest in the project for USD 5.7 million.

The capital gain from the above projects sales is included in “Gains from projects disposals” in the Consolidated Statement of Income.

B.	Bank and other financial institutions guarantees which were issued by the Company:

(1)
For the United States projects, as of December 2024, the Company provided performance guarantees in the total amount of USD 326.2 million of which USD 161.4 million were guarantees issued during 2024. Financial guarantees were provided in the total amount of USD 15.8 million of which USD 7.9 million were guarantees issued during 2024.

(2)
In the first quarter of 2025, five financial guarantees in the total amount of USD 53.2 million were provided for interconnection of the following projects in USA: Gemstone, Bear Island, Black Water, Swift Creek and Snowflake.

(3)
In 2020, the company won the tender for electricity production with a total power of 48MW. As part of the tender, the company provided a performance guarantee in the amount of NIS 28.8 million, which was reduced during 2024 to NIS 5.5 million as a result of progress in the construction of the facilities.

(4)
In 2020, the company won the second tender for electricity production with a total power of 82MW. As part of the tender, the company provided a performance guarantee in the amount of NIS 49.2 million, which was reduced during 2024 to NIS 1.4 million as a result of progress in the construction of the facilities.

(5)
During 2021, and in accordance with covenant 220D, which was determined by the Electricity Authority, and further to the Company’s winning of a competitive process for dual-use facilities, the Company provided a guarantee in the amount of NIS 4.5 million which should be expired during 2025.

(6)
As part of the electricity sector reform in Israel, the provision segment was opened to competition - and the Authority published regulations allowing electricity producers to buy and sell electricity directly to consumers. In order to engage with electricity consumers, the Company is required to obtain a provider license from the Electricity Authority. To meet the license conditions, the Company provided a guarantee in the amount of NIS 2 million. Additionally, as a license holder, in 2023, the Company signed contracts with several consumers and, for that purpose, provided a financial guarantee of NIS 38 million to the System Administrator – Noga. As additional consumers joined, in 2024, another guarantee in the amount of NIS 32 million was provided to Noga.

(7)
For Pupin project in Serbia, the company provided in 2023, a performance bank guarantee in the amount of EUR 4.08 million which should expire during 2026, and two financial guarantees to the Transmission System Operator in the amount of approximately RSD 19.2 million which were issued in January 2024.

(8)	During the second quarter of 2022, for the grid connection of the project Haro Solar 3 S.L., the Company provided guarantees in the total amount of EUR 2 million.

(9)
For the grid connection of the Gecama-Hybrid project, during 2022 the Company provided guarantees in the total amount of EUR 7 million and on December 2024 the company provided an additional guarantee in the amount of EUR 1 million.

(10)	During the last quarter of 2024, the company provided guarantees in the total amount of EUR 19.2 million for the grid connection of Extrema Solar, Enlight-Valparaiso and Enlight-Leon projects.

(11)	The company provided in 2020, a bank guarantee in the amount of approximately SEK 17.28 million, as part of the financing agreement for Picasso project in Sweden, which was signed in December 2019.

(12)	For the Crepaja project in Croatia, the Company provided two guarantees totaling approximately EUR 6 million to the Transmission System Operator during 2024.

(13)
In 2024, the Company participated in the High Voltage Storage Tender and, as part of this process, submitted three bid guarantees totalling NIS 96.7 million.

At the beginning of 2025, the Company received a winning notice for the tender, and as a result, two performance guarantees totalling NIS 96.7 million were provided to the System Administrator – Noga.

(14)
As part of a land transaction in Yatir Forest and for the purpose of an appeal process regarding the land appraisal, two guarantees totaling NIS 33.3 million were submitted to the Israel Land Authority.

(15)	As part of Enlight Local's activities, guarantees totaling NIS 2.5 million were provided to the Israel Electric Corporation and local authorities.

C.	Bank and other financial institutions guarantees which were issued by consolidated entities:

(1)
As part of the receipt of a conditional license for Emek HaBacha project, in 2018, the project provided a guarantee in the amount of approximately NIS 2 million to the Electricity Authority, which was replaced with a permanent license guarantee in the total amount of 1.7 million during the second quarter of 2022. In 2021, the project provided a guarantee in the amount of NIS 3.9 million towards the Israel Land Authority, in respect of works at Elrom. The guarantee amounts are indexed to the CPI.

(2)
Within the framework of the lease agreements for Emek HaBacha project, beginning in 2017 and by the end of 2020, the project provided bank guarantees for leases from the townships in the amount of approximately NIS 4.27 million, indexed to the CPI.

(3)
As part of receiving a permanent license for Ruach Beresheet wind project, in 2023, the project provided a guarantee in the amount of approximately NIS 3.9 million (indexed to the CPI) to the Electricity Authority.

(4)	As part of the lease agreements in respect of the projects Halutziot, Mivtahim and Talmey-Bilu bank guarantees were provided in the amount of approximately NIS 5.6 million, indexed to the CPI.

(5)	For the Haluziot project, in 2021, for the receipt of a permanent license, a guarantee was provided to the Electricity Authority in the amount of approximately NIS 1 million.

D.	Parent company guarantees:

In the Group’s ordinary course of business, the Group provides, from time to time, guarantees to back and secure various undertakings, including to secure undertakings by virtue of financing agreements in respect of projects, guarantees to secure undertakings in respect of tenders for renewable energy projects, guarantees towards statutory authorities in respect of projects, etc.

Presented below are details regarding the significant guarantees which the Company provided:

A.	As part of acquiring the renewable energy company Clēnera in the United States, guarantees were given to secure the Company’s undertakings towards the entrepreneurs.

B.
Guarantee in connection with the purchase of an additional solar and energy storage portfolio in the United States on December 30, 2022 (“the Tranche III Projects”) in favor of Parasol Renewable Energy Holdings LLC (“PREH”) up to a total of USD 54 million and will be reduced by earn out paid in the future in connection with the Tranche III projects.

C.
Parent guarantee in connection with Tax Equity for Apex in favor of CLI-HBAN Solar Trust. This guaranty would become effective only if (1) Clenera Holdings failed to pay the obligations under its guarantee and (2) the Apex project company failed to perform its obligations and. This guarantee covers Clenera’s tax indemnity obligations, certain operational obligations, and other obligations under the tax equity arrangement.

D.	The following parental guarantees were issued with respect to Atrisco project:

a.	The following parental guarantees are related to tax equity and construction financing of the project:

i)
Guarantee in connection with Tax Equity for Atrisco in favor of Bank of America dated November 17, 2023 (Atrisco PV). The indemnity was given to secure the obligations of the Class B Member, In accordance with Section 6.02 of the ECCA (breach of representation or warranty, among other things) and Section 9.01 of the LLCA (breach of representation or warranty, fraud, failure to maintain Reactive Power Capability, among other things) and all obligations of Class B Member under Section 12.03(b) of the LLCA (Class B deficit balance contribution obligation on liquidation).

ii)
Guarantee in favor of HSBC dated December 13, 2023 in connection with debt for Atrisco PV. This guarantee was given to secure the Atrisco project Company's obligations under the Financing Agreement with respect to (1) Merchant Tail prepayment; (2) Module Testing prepayment; (3) Reactive Power indemnity; and (4) Reactive Power prepayment.

iii)

Guaranty given by Enlight Renewable Energy Ltd. to U.S. Bancorp Community Development Corporation, dated July 25, 2024 (Atrisco BESS - tax equity). Guarantee (a) Investor Indemnified Costs under the LLCA, and (b) all other obligations of the Obligors (including the Class B Member) under the ECCA, LLCA, Development Services and Construction Management Agreement, and Management Services Agreement (together, the "Guaranteed Agreements")

This guaranty will expire earlier of: (1) the date upon which all indemnification obligations of the Obligors under the Guaranteed Agreements have expired and any existing Guaranteed Obligations existing as of that date have been paid in full, (2) the date upon which the Guaranteed Agreements have been terminated, except for any contingent obligations that survive terminations, and (3) delivery of a Replacement Guaranty.

b.
Two Equity Commitment Letters dated December 28, 2023 (SPA) given in favor of Tesla, Inc., (SPA & SPA 2) to secure payment obligations of Atrisco Energy Storage LLC under Sale and Purchase Agreement for purchase of batteries for the Atrisco ESS project in an aggregated amount of approximately 350,000,000 USD.

c.
General Agreement of Indemnity (Demand LC) made by Enlight Renewable Energy LLC and Clenera Holdings, LLC in connection with Surety Bond issued by Euler Hermes in favor of Public Service Company of New Mexico, dated May 24, 2023. This Indemnifies Surety from and against losses pursuant to Bond issued by Surety.

d.
Guaranty given by Enlight Renewable Energy Ltd. to Credit Agricole Corporate and Investment Bank, dated February 21, 2024, as amended June 7, 2024 (related to Atrisco Bill of Exchange transaction No. 1)

E.
A Letter of Indemnity dated April 24, 2023, was given by the Company in favor of Israel Discount Bank Ltd., in connection with the Counter Standby L/C issued in f/o Salt River Project Agricultural Improvement and Power District. The purpose of this Letter of Indemnity is to provide financial security to backstop withdrawals under the standby LC (as related to PPA between Co Bar Solar D LLC and Salt River Project Agricultural Improvement and Power District (April 21, 2023) up to 20 million USD.

F.	The Company issued several guarantees associated with the Gecama hybrid project in Spain:

a.	Guaranty given by Enlight Renewable Energy Ltd. in favor of the EPC contractor in the amount of approximately USD 18.5 million.

b.	Guaranty given by Enlight Renewable Energy Ltd. in favor of Axpo Iberia SLU in the amount of approximately USD 6 million.

G.	As part of the signing of the financing agreement with Bank Hapoalim, for financing 11 PV & storage projects in Israel, the Company has provided on November 29, 2023 the following guarantees:

a.	Guarantee in connection with all obligations and liabilities of Enlight – Finance, Limited Partnership (the Borrower) under the SFA.

b.
Guarantee in connection with all obligations and liabilities of the Company's Private Supplier (Enlight Enterprise, Limited Partnership) towards each of the Project Entities under each Private Supplier Agreement.

H.
As part of its activity as a power supplier in the Israeli market, the Company provides from time to time guarantees to secure the Company's Private Power Supplier (Enlight Enterprise, Limited Partnership) obligations towards commercial customers and project entities (power producers).

I.	Guarantee of up to USD 21.5 million in connection with batteries and solar modules supply agreements for PV & storage projects in Israel.

J.
Parent Support Letter issued to KPMG, dated April 22, 2024 (in conjunction with KPMG's audit assessment), regarding all obligations, debt service requirements, and liabilities of Clenera Holdings, LLC, expiring in April 30, 2025. The expiration of this letter was extended until April 30, 2026.

K.	The following parental guarantees were issued with respect to Country Acres project:

(a)
Equity Commitment Letter given by Enlight in favor of Tesla, Inc., dated September 6, 2024 (SPA), to secure payment obligations of Country Acres Clean Power LLC under Sale and Purchase Agreement for purchase of batteries for the Roadrunner project, in the amount of $219 million.

(b)
Equity Commitment Letter given by Enlight in favor of Tesla, Inc., dated December 9, 2024 (SPA). This secure payment obligations of Country Acres Clean Power LLC under Sale and Purchase Agreement for purchase of batteries for the Country Acres project, in the amount of $93 million.

(c)
Equity Commitment Letter given by Enlight in favor of Tesla, Inc., dated December 9, 2024 (SPA 2). This secures payment obligations of Country Acres Clean Power LLC under Sale and Purchase Agreement for purchase of batteries for the Country Acres project, in the amount of $93 million.

L.	The following parental guarantees were issued with respect to Roadrunner project:

(a)	See guarantee as specified above in section K(a).

(b)
Guaranty given by Enlight Renewable Energy Ltd. to Credit Agricole Corporate and Investment Bank, dated February 21, 2024, as amended September 20, 2024 (related to Roadrunner Battery storage). This guarantees payment to CACIB in conjunction with the Bill of Exchange for Clenera Holdings, LLC (covers BOE No. 1 with Tesla for Roadrunner Battery Storage), in the amount of $5.6 million.

(c)
Guaranty given by Enlight Renewable Energy Ltd. to Credit Agricole Corporate and Investment Bank, dated February 21, 2024, as amended October 25, 2024 (related to Roadrunner Battery storage). This guarantees payment to CACIB in conjunction with the Bill of Exchange for Clenera Holdings, LLC (covers BOE No. 2 with Tesla for Roadrunner Battery Storage), in the amount of $5.6 million.

M.
With respect to Snowflake project, a General Agreement of Indemnity made by Enlight Renewable Energy LLC in connection with Surety Bonds issued by one of Endurance Assurance Corporation, Endurance American Insurance, Lexon Insurance Company, and Bond Safeguard Insurance Company in favor of Arizona Public Service Company, dated December 9, 2024 (Sompo International Surety Bond). This guarantee indemnifies Surety from and against losses pursuant to Bond issued by Surety to satisfy Snowflake A PPA security requirement, in the amount of $89 million.

N.
The following parental guarantee were issued to the turbine supplier with respect to Bjornberget wind project in Sweden. Currently this guarantee is limited to $19.6 million. This guaranty will expire earlier of: (1) the date upon which the company has paid under the guarantee an aggregate sum equal to the maximum aggregate liability; (2) when the last payment to the supplier under the contract has been credited to the account specified by the supplier in accordance with the terms of the contract.

O.	Guarantees of up to USD 36 million issued in 2022 in conjunction with a share purchase agreement of projects in Croatia, for the payment obligations under the contract.

P.	Guarantees of up to USD 7 million issued in 2022 in conjunction with a development services agreement of the Crepaja project in Serbia, for the payment obligations under the contract.

Q.
As part of the signing of the financing agreement with Discount Bank, for the financing of a floating PV & storage project in Israel, the Company has provided on December 17, 2024 the following guarantees:

(a)	Guarantee in connection with all obligations and liabilities of Enlight Floating Energy, Limited Partnership (the Borrower) under the SFA.

(b)
Guarantee in connection with all obligations and liabilities of the Company's Private Supplier (Enlight Enterprise, Limited Partnership) towards the Project Entity under the Private Supplier Agreement.

R.	In addition, the Company has issued several parental guarantees as part of it regular course of business, in non-material amounts.